ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$

Advance from end users*	38,327	58,175	9,010
Business tax and other taxes payable	1,798	1,723	267
Professional fees payable	6,562	5,893	913
Promotional events payables	2,077	2,717	421
Decoration payables	175	4,133	640
Contingent consideration	—	99,137	15,354
Others	7,021	11,644	1,805

Total	55,960	183,422	28,410

* Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.